TRADE AND OTHER ACCOUNTS PAYABLES (Details 2) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Miscellaneous liabilities [abstract]
Boarding Fee		$ 249,898	$ 170,053
Aircraft Fuel		219,601	188,276
Suppliers' technical purchases		114,690	40,305
Airport charges and overflight		106,534	77,484
Handling and ground handling		103,784	87,406
Other personnel expenses		89,621	81,632
Professional services and advisory		81,679	79,270
Marketing		75,220	61,053
Leases, maintenance and IT services		69,873	44,287
Services on board		68,605	44,589
Air companies		31,381	21,197
Land services		31,151	74,260
Maintenance		26,244	25,962
Crew		24,163	29,074
Achievement of goals		5,732	17,801
Communications		5,273	7,500
Aviation insurance		5,108	7,694
Aircraft and engines leasing		4,285	10,446
SEC agreement	[1]		4,719
Others		36,359	44,918
Trade and other accounts payables		$ 1,349,201	$ 1,117,926

[1]	Provision made for payments of fines, on July 25, 2016 LATAM reached agreements with the U.S. Department of Justice ("DOJ") U.S. and the Securities and Exchange Commission ("SEC") both authorities of the United States of America, in force as of this date, regarding the investigation on payments by LAN Airlines S.A. made in 2006-2007 to a consultant who advised on the resolution of labor matters in Argentina. The amount to the SEC agreement is ThUS$ 6,744 plus interests of ThUS$ 2,694.